Income Taxes (Earnings from operations and provision for income taxes) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S Earnings	$ 5,107	$ 6,207	$ 7,682
Non-U.S. earning	9,047	7,216	6,879
Earnings from continuing operations before income taxes	14,154	13,423	14,561
Current And Deferred Income Tax Benefit Provision For Income Taxes [Abstract]
U.S Federal Current	442	1,214	2,017
U.S Federal Deferred	(71)	(2,375)	(1,417)
Non- U.S Current	2,525	3,336	1,672
Non- U.S Deferred	(1,067)	(1,132)	193
Other	(321)	169	61
Income Tax Expense (Benefit)	1,508	1,212	$ 2,526
Cumulative earning of non-U.S affiliates reinvested indefinitely	$ 119	$ 110
Number of income tax returns file annually	5,500
Number Of Global Taxing Jurisdictions	250
Percentage of reduction in effective tax rate		3.20%